Fees Summary	Jan. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,499,875,000.00
Previously Paid Amount	0.00
Total Fee Amount	345,232.74
Total Offset Amount	0.00
Net Fee	345,232.74
Narrative - Max Aggregate Offering Price	$ 2,499,875,000.00
Final Prospectus	true